Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

September 1, 2017 Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549 Attention: David Orlic	Kirk W. Anderson Attorney at Law d +1.212.969.3371 f 212.969.2900 kanderson@proskauer.com www.proskauer.com

Re:	Dreyfus Premier GNMA Fund, Inc.
(Registration Nos: 2-95553 and 811-04215)

Ladies and Gentlemen:

On behalf of Dreyfus GNMA Fund (the "Fund"), a series of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 58 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to change the Fund's name and investment strategy on or about November 1, 2017.

The Fund will change its name to Dreyfus U.S. Mortgage Fund. Pursuant to the investment strategy change, the Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-related securities. These mortgage-related securities may include certificates (debt securities) issued, and guaranteed as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA) (popularly called "Ginnie Maes"); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The Fund will invest at least 65% of its net assets in Ginnie Maes.

The Amendment includes a Prospectus for the Fund's Class A, C, I, Y and Z shares, as well as a separate Prospectus for the Fund's Class T shares. The Prospectuses and Statement of Additional Information ("SAI") included in the Amendment are marked to reflect changes from the Prospectuses and SAI filed with Post-Effective Amendment No. 57 to the Registration Statement on August 28, 2017.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment.

Please telephone the undersigned at 212.969.3371 if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:	David Stephens

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Newark | Paris | São Paulo | Washington, DC